Dividends Declared (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Dividends Payable [Line Items]
Dividend Per Share	$ 0.91	$ 0.91	$ 0.91	$ 0.91	$ 0.83	$ 0.83	$ 0.83	$ 0.83	$ 3.64	$ 3.32	$ 3
Amount	$ 6,759	$ 6,758	$ 6,756	$ 6,762	$ 6,168	$ 6,169	$ 6,169	$ 6,170	$ 27,035	$ 24,676
O2026Q1 Dividends
Dividends Payable [Line Items]
Declaration Date				Sep. 15, 2025
Record Date				Nov. 20, 2025
Payment Date				Dec. 11, 2025
O2026Q2 Dividends
Dividends Payable [Line Items]
Declaration Date			Dec. 02, 2025
Record Date			Feb. 19, 2026
Payment Date			Mar. 12, 2026
O2026Q3 Dividends
Dividends Payable [Line Items]
Declaration Date		Mar. 10, 2026
Record Date		May 21, 2026
Payment Date		Jun. 11, 2026
O2026Q4 Dividends
Dividends Payable [Line Items]
Declaration Date	Jun. 10, 2026
Record Date	Aug. 20, 2026
Payment Date	Sep. 10, 2026
O2025Q1 Dividends
Dividends Payable [Line Items]
Declaration Date								Sep. 16, 2024
Record Date								Nov. 21, 2024
Payment Date								Dec. 12, 2024
O2025Q2 Dividends
Dividends Payable [Line Items]
Declaration Date							Dec. 03, 2024
Record Date							Feb. 20, 2025
Payment Date							Mar. 13, 2025
O2025Q3 Dividends
Dividends Payable [Line Items]
Declaration Date						Mar. 11, 2025
Record Date						May 15, 2025
Payment Date						Jun. 12, 2025
O2025Q4 Dividends
Dividends Payable [Line Items]
Declaration Date					Jun. 10, 2025
Record Date					Aug. 21, 2025
Payment Date					Sep. 11, 2025